Document and Entity Information	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2025
Entity Registrant Name	OLD MARKET CAPITAL CORPORATION
Entity Central Index Key	0001000045
Entity Incorporation, State or Country Code	DE
Securities Act File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Address, Address Line One	1601 Dodge Street
Entity Address, Address Line Two	Suite 3350
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68102
City Area Code	531
Local Phone Number	867-3631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OMCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false